UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2008

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	November 7, 2008

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       60

Form 13F Information Table value total:       $83017



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Accenture Ltd Cl A         CLASS A          G1150G111        898   23622SH       SOLE                 0       0  23622
AFLAC                      COM              001055102       2203   37498SH       SOLE                 0       0  37498
Air Products and Chemicals COM              009158106        243    3550SH       SOLE                 0       0   3550
Amphenol Corp Cl A         CLASS A          032095101       1777   44281SH       SOLE                 0       0  44281
Bank of America CorporationCOM              060505104        515   14723SH       SOLE                 0       0  14723
Baxter International       COM              071813109       1048   15973SH       SOLE                 0       0  15973
BB&T Corporation           COM              054937107        232    6150SH       SOLE                 0       0   6150
Berkshire Hathaway B       CLASS B          084670207        277      63SH       SOLE                 0       0     63
Casavant Intl Mng Corp     COM               125809996         0   15718SH       SOLE                 0       0  15718
Charles Schwab & Co.       COM               808513105       278   10703SH       SOLE                 0       0  10703
Chevron Corporation        COM               166764100      1000   12128SH       SOLE                 0       0  12128
Church & Dwight Co Inc     COM               171340102       649   10459SH       SOLE                 0       0  10459
Coca-Cola Company          COM               191216100       313    5923SH       SOLE                 0       0   5923
Colgate-Palmolive Company  COM               194162103       999   13260SH       SOLE                 0       0  13260
Compressus Inc C Pfd       COM               204991483         0  160000SH       SOLE                 0       0 160000
Covance Inc.               COM               222816100      1299   14697SH       SOLE                 0       0  14697
Deere & Company            COM               244199105       373    7545SH       SOLE                 0       0   7545
Devon Energy Corporation   COM              25179M103       1314   14406SH       SOLE                 0       0  14406
Diageo ADR                 SPONSORED ADR    25243Q205        765   11109SH       SOLE                 0       0  11109
Dun & Bradstreet CorporatioCOM              26483E100       1230   13031SH       SOLE                 0       0  13031
Eaton Vance                COM               278265103       440   12500SH       SOLE                 0       0  12500
Entergy Corporation        COM              29364G103        480    5398SH       SOLE                 0       0   5398
Exxon Mobil Corporation    COM              30231G102       3490   44940SH       SOLE                 0       0  44940
Fedex Coporation           COM              31428X106        237    3000SH       SOLE                 0       0   3000
Franklin Resources Inc     COM               354613101      1191   13513SH       SOLE                 0       0  13513
General Dynamics Corp      COM               369550108       856   11629SH       SOLE                 0       0  11629
General Electric Co.       COM               369604103       348   13663SH       SOLE                 0       0  13663
Hewlett-Packard Company    COM               428236103      1417   30651SH       SOLE                 0       0  30651
Horseshoe Gold Mining      COM              44075E107          0   10000SH       SOLE                 0       0  10000
Int'l Business Machines    COM               459200101       223    1908SH       SOLE                 0       0   1908
iPath DJ AIG Commodity ETN ETN              06738C778      12881  249916SH       SOLE                 0       0 249916
iShares MSCI EAFE Index    ETF               464287465      9127  162106SH       SOLE                 0       0 162106
iShares S&P Global MaterialETF               464288695       498    9259SH       SOLE                 0       0   9259
iShares S&P Global Telecom ETF               464287275      1036   18908SH       SOLE                 0       0  18908
iShares Tr S&P Latin AmericETF               464287390      4549  117387SH       SOLE                 0       0 117387
J.P. Morgan Chase & Co.    COM              46625H100        366    7834SH       SOLE                 0       0   7834
Johnson & Johnson          COM               478160104       346    4996SH       SOLE                 0       0   4996
L-3 Communications Hldgs   COM               502424104       993   10095SH       SOLE                 0       0  10095
Lab Corp of America        COM              50540R409        855   12301SH       SOLE                 0       0  12301
Lincoln Elec Hldgs Inc     COM               533900106      1004   15616SH       SOLE                 0       0  15616
Metromedia Fiber Network   COM               591689104         0   10000SH       SOLE                 0       0  10000
Mettler Toledo Intl Inc    COM               592688105      1279   13055SH       SOLE                 0       0  13055
NIKE, Inc.                 COM               654106103      1112   16623SH       SOLE                 0       0  16623
PepsiCo, Inc.              COM               713448108       534    7498SH       SOLE                 0       0   7498
Plum Creek Timber Co       COM               729251108      6191  124167SH       SOLE                 0       0 124167
Praxair, Inc.              COM              74005P104        998   13911SH       SOLE                 0       0  13911
Procter & Gamble Company   COM               742718109       761   10924SH       SOLE                 0       0  10924
Schlumberger Limited       COM               806857108       466    5961SH       SOLE                 0       0   5961
Sirius XM Radio            COM              82967N108          7   12302SH       SOLE                 0       0  12302
SPDR DJ Wilshire Int'l RE  ETF              78463X863       2402   62928SH       SOLE                 0       0  62928
State Street Corporation   COM               857477103       213    3738SH       SOLE                 0       0   3738
Target Corporation         COM              87612E106        260    5300SH       SOLE                 0       0   5300
Thermo Fisher Scientific   COM               883556102      1136   20646SH       SOLE                 0       0  20646
Universal Express Inc      COM              91349P103          0   32735SH       SOLE                 0       0  32735
Vanguard Value             ETF               922908744       683   13039SH       SOLE                 0       0  13039
Walt Disney Company        COM               254687106       598   19485SH       SOLE                 0       0  19485
WisdomTree Large Cap Div FuETF              97717W307       4029   87603SH       SOLE                 0       0  87603
WisdomTree MidCap Div Fund ETF              97717W505       2323   51297SH       SOLE                 0       0  51297
WisdomTree Small Cap Div FuETF              97717W604       4020   89284SH       SOLE                 0       0  89284
Wyeth                      COM               983024100       252    6815SH       SOLE                 0       0   6815
                                                           83017